SHARE CAPITAL - Common and Preferred Share Capital (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of number of shares outstanding [abstract]
Share-based payment transactions	$ 6	$ 319
Repurchased	(50)	(333)
Part VI.1 tax	(9)	(9)
Issued capital
Reconciliation of number of shares outstanding [abstract]
Share-based payment transactions	6	319
Repurchased	(34)	(204)
Part VI.1 tax	$ (9)	$ (9)
Common share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance (in shares)	550	550
Share-based payment transactions (in shares)	0	7
Repurchased (in shares)	(1)	(7)
Number of shares, Ending balance (in shares)	549	550
Share capital, beginning balance	$ 15,793	$ 15,678
Share-based payment transactions		319
Repurchased	(34)	(204)
Share capital, ending balance	$ 15,765	$ 15,793
Preferred share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance (in shares)	93	105
Issued, net of issue costs (in shares)	0	0
Number of shares, Ending balance (in shares)	93	93
Share capital, beginning balance	$ 2,208	$ 2,517
Part VI.1 tax	(9)	(9)
Share capital, ending balance	$ 2,199	$ 2,208
Class A Series 23 Preference Shares
Reconciliation of number of shares outstanding [abstract]
Issued on Acquisition, net of issue costs (Note 6) (in shares)		(12)
Issue of equity		$ (300)